ENTITIES IN THE GROUP (Details)	12 Months Ended
Dec. 31, 2025
TORM A/S
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Singapore Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM VesselCo UK Limited
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 9 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 10 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
VesselCo 12 Pte. Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Tanker Corporation
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Shipping India Private Limited
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
OMCI Marine Services Private Limited
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM Middle East DMCC
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM USA LLC
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
TORM SHIPPING (PHILS.), INC.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	25.00%
Proportion of voting rights held in subsidiary	100.00%
Marine Exhaust Technology A/S
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
ME Production A/S
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
Gale Energy ApS
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
Marine Exhaust Technology (Hong Kong) Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
ME Production (Zhejiang) Co, Ltd.
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%
Suzhou ME Production Technology Co, Ltd
Disclosure of subsidiaries
Proportion of ownership interest in subsidiary (in percent)	100.00%